Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities [Line Items]
Fair value of warrants	$ 692	$ 1,039
Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities [Line Items]
Fair value of warrants	555	1,003
Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities [Line Items]
Fair value of warrants	$ 137	$ 36